Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			24.31%	12.95%		9.72%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		22.91%	12.13%		8.98%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		15.37%	10.24%		7.78%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			17.25%	3.70%	5.32%
Performance Inception Date		Dec. 30, 2016
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		16.44%	2.78%	4.68%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		10.78%	2.75%	4.13%
MSCI ACWI (Net) Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Net) Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			22.34%	11.19%		11.72%
MSCI ACWI ex USA (Net) Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA (Net) Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			32.38%	7.91%	8.86%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.